INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Income Taxes 1	$ 86,500,000
Income Taxes 2	5,900,000
Income Taxes 3	5,500,000
Income Taxes 4	$ 1,100,000